Hertford (Details) - USD ($)	Aug. 12, 2021	Jul. 31, 2021	Aug. 03, 2020
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Purchase of Assets			480,000
Finite-lived Intangible Assets Acquired			$ 1,560,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Intangible Assets, Explanation of Significant Additions		On July 31, 2021, the Company entered into an agreement (the “Hertford Agreement”) with Hertford Advisors Ltd. (“Hertford”), a privately held company that provides turnkey mining solutions, to provide a six-month exclusive right to assume all of Hertford’s rights to a number of bitcoin mining agreements (the “Bitcoin Agreements”) and the right to complete negotiations to secure a long-term contract for 200,000 square foot crypto mining facility (the “Mining Facility Agreement”).
Stock Issued During Period, Shares, Purchase of Assets	4,500,000
Finite-lived Intangible Assets Acquired	$ 17,600,000
Lock up period for sale of shares		2 years
Initial lock up period release		6 months
Subsequent Event [Member] | Purchase Commitment
Subsequent Event [Line Items]
Purchase Commitment, Description		The Company has assumed and executed the first Bitcoin Agreement directly with the manufacturer, for the purchase of up to 60,000 new bitcoin mining machines, with deliveries to commence in November 2021 and continue over the course of the next ten months.